                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 29, 2005:
  POLARIS PLATINUM II VARIABLE ANNUITY R3456PNR.2 (05/05), R3456PRO.3 (08/05),
                               B3483PRO.2 (05/05)

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THE DATE OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND
ALL REFERENCES IN THE PROSPECTUS TO THE SAI ARE HEREBY CHANGED TO SEPTEMBER 20, 2005.



Dated:  September 26, 2005





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